Schedule of Investments
November 30, 2020 (unaudited)
Archer Income Fund

		Shares or Principal
Security Description		Amount ($)	Fair Value ($)(1)

Corporate Bonds - 54.13% (4)

Accident & Health Insurnace - 0.70%
Unum Group, 4.000%, 03/15/2024		75,000	81,351

Air Transportation, Scheduled - 1.30%
United Airlines Holdings, Inc., 6.000%, 12/01/2020		150,000	150,000

Automotive - 1.42%
General Motors, Inc., 5.700%, 09/30/2030		150,000	164,625

Beverages - 0.93%
Keurig Dr. Pepper, Inc., 3.130%, 12/15/2023		100,000	107,361

Biological Products (No Diagnostic Substances) - 0.18%
Amgen, Inc., 3.875%, 11/15/2021		20,714	21,181

Computer & Office Equipment - 0.89%
Hewlett-Packard, 4.375%, 09/15/2021		100,000	103,003

Computer Communications Equipment - 0.72%
Juniper Networks, Inc., 4.500%, 03/15/2024		75,000	83,214

Computer Storage Devices - 0.45%
EMC Corp., 3.375%, 06/01/2023		50,000	51,625

Containers & Packaging - 0.45%
Ball Corp., 5.000%, 03/15/2022		50,000	52,121

Crude Petroleum & Natural Gas - 0.86%
Murphy Oil Corp., 4.000%, 06/01/22		100,000	99,000

Dental Equipment & Supplies - 0.88%
DENTSPLY International, Inc., 4.125%, 08/15/2021		100,000	101,649

Distribution/Wholesale - 0.88%
Ingram Micro, Inc., 5.000%, 08/10/2022		100,000	102,354

Electric & Other Services Combined - 0.80%
PPL Energy Supply LLC., 4.600%, 12/15/2021		100,000	93,000

Electric Services - 1.35%
Southern California Edison Co., 6.250%, 3M USD LIBOR + 4.199%, 02/01/2022 Series E (5)		50,000	50,375
Southern Co., 2.950%, 07/01/2023		100,000	105,783

			156,158

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.67%
General Electric Co. Series A, 4.000%, 06/15/2022		100,000	77,000

Food & Kindred Products - 0.70%
Conagra Foods, Inc., 9.750%, 03/01/2021		80,000	81,605

Health Care Providers & Services - 0.45%
CommonSpirit Health, 2.950%, 11/01/2022		50,000	51,861

Hospital & Medical Service Plans - 0.22%
WellPoint, Inc., 3.700%, 08/15/2021		25,000	25,388

Men's & Boys' Furnishings, Work Clothing, Allied Garments - 0.66%
Cintas Corp. No. 2, 4.300%, 06/01/2021		75,000	76,475

Miscellaneous Business Credit Institution - 0.84%
Ford Motor Credit Co. LLC., 4.200%, 02/20/2027		100,000	97,670

National Commercial Banks - 8.30%
Banc of California, Inc., 5.250%, 04/15/2025		200,000	210,832
BK Mellon Capital IV, 4.000%, 10/13/2020		200,000	199,250
Citigroup, Inc. Series R, 6.125%, to 11/15/2020 (5) (6)		150,000	150,240
JPMorgan & Chase Co. Series B, 2.26325%, 3M USD LIBOR + 0.50%, 02/01/2027 (5)		150,000	140,838
JPMorgan & Chase Co. Series Z, 4.051%, 3M USD LIBOR + 3.80%, 02/01/2027 (5)		150,000	150,863
Old National Bancorp, 4.125%, 08/15/2024		100,000	108,648

			960,671

Natural Gas Distribution - 0.48%
National Fuel Gas Co., 5.200%, 07/15/2025		50,000	55,217

Operative Builders - 0.48%
Lennar Corp., 4.875%, 12/15/2023		50,000	55,225

Pharmaceutical Preparations - 0.45%
AbbVie, Inc., 2.900%, 11/06/2022		50,000	52,271

Property & Casualty Insurance - 1.51%
Finial Holdings, Inc., 7.125%, due 10/15/2023		150,000	174,616

Real Estate - 0.47%
Aurora Military Housing LLC., 5.350%, 12/15/2025		50,000	54,268

Retail-Department Store - 0.32%
Dillards, Inc., 7.750%, 07/15/2026		35,000	37,571

Retail-Drug Stores & Proprietary Stores - 5.06%
CVS Health Corp., 3.500%, 07/20/2022		200,000	209,044
CVS Health Corp., 2.750%, 12/01/2022		190,000	197,666
Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021		175,000	178,979

			585,689

Retail-Shoe Stores - 1.38%
Foot Locker, Inc., 8.500%, 01/15/2022		150,000	159,375

Rubber & Plastics Footwear - 1.35%
Nike, Inc., 2.250%, 05/01/2023		150,000	156,497

Security Brokers, Dealers & Flotation Companies - 2.30%
Morgan Stanley Series J, 4.047%, due 01/15/2021 (3) (6)		100,000	99,500
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025 (5) (6)		150,000	167,250

			266,750

Services-Business Services - 1.58%
eBay, Inc., 2.600%, 07/15/2022		80,000	82,347
Global Payments, Inc., 3.800%, 04/01/2021		100,000	100,856

			183,203

Services-Computer Programming Services - 1.05%
VeriSign, Inc., 4.625%, 05/01/2023		120,000	121,200

Services-Medical Laboratories - 0.89%
Laboratories Corp. of America Holdings, Inc., 3.200%, 02/01/2022		100,000	103,214

Services-Personal Services - 2.07%
H&R Block, Inc., 5.500%, 11/01/2022		225,000	239,890

Services-Prepackaged Software - 1.89%
NortonLifelock, Inc., 3.950%, due 6/15/2022		50,000	51,000
VMWare, Inc., 3.900%, 08/21/2027		150,000	167,958

			218,958

Services-Video Tape Rental - 0.87%
Netflix, Inc., 5.375%, 02/01/2021		100,000	100,750

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.32%
Procter & Gamble Co., 9.360%, 01/01/2021		36,690	36,942

State Commercial Banks - 4.45%
Bank of the Ozarks, 5.500%, 3M LIBOR + 3.935%, 07/01/2026 (5)		100,000	101,670
Eagle Bancorp, Inc., 5.750%, 09/01/2024		150,000	156,014
Fifth Thrid Bancorp, 4.500% Preferred, 10/30/2020		150,000	155,625
Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.207, 04/15/2027 (5)		100,000	102,077

			515,386

Telephone Communications (No Radio Telephone) - 0.54%
Indiana Bell Tel Co., Inc., 7.300%, 08/15/2026		50,000	62,992

Television Broadcasting Stations - 0.55%
CBS Broadcasting, Inc., 7.125%, 11/01/2023		54,000	63,363

Travel & Lodging - 0.87%
Wyndham Worldwide Corp., 5.625%, 03/01/2021		100,000	101,000

Wholesale-Groceries & General Line - 1.61%
Sysco Corp., 6.500%, 08/01/2028		152,000	186,060

Total Corporate Bonds		(Cost $ 6,096,024)	6,267,749

Registered Investment Companies - 3.85% (2)

Invesco Variable Rate Preferred ETF		8,000	205,280
iShares US Preferred Stock ETF		1,000	37,730
JPMorgan Ultra-Short Income ETF		4,000	203,160

Total Registered Investment Companies		(Cost $ 444,956)	446,170

Municipal Bonds - 26.26% (4)

Arizona - 0.56%
City of Phoenix, AZ, 2.717%, 07/01/2022		40,000	41,387
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 07/01/2026		25,000	23,014

			64,401

California - 1.49%
Sacramento, CA Pension Oblg. Series A, 6.420%, 08/01/2023		50,000	57,544
Sacramento Cnty., CA Pension Oblg., 6.625%, 08/01/2024		95,000	114,724

			172,268

Connecicut - 0.19%
Stratford CT, 5.750%, 08/15/2030		20,000	21,815

Florida - 0.27%
Osceola County, FL 6.020%, 10/01/2026		30,000	31,387

Georgia - 0.88%
Atlanta Development Authority, 3.750%, 01/01/2021		45,000	45,074
Georgia Local Government, 4.750%, 06/01/2028		50,000	56,649

			101,723

Illinois - 1.78%
Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020		50,000	50,000
Eastern IL University Build America Bond, 5.900%, 04/01/2023		45,000	44,845
Rosemont, IL Ref Bds Series A, 5.375%, 12/1/2025		15,000	17,270
Saint Clair County, IL School District No. 189 East St. Louis, 4.000%, 01/01/2021		30,000	30,025
State of Illinois, 4.950%, 06/01/2023		65,455	54,208
State of Illinois, 6.200%, 07/01/2021		20,000	10,193

			206,541

Indiana - 5.36%
Beech Grove, IN Sch Bldg. Corp., 2.850%, 07/05/2025		140,000	152,601
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, 07/15/2026		165,000	165,690
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, 07/15/2027		100,000	100,438
Indiana St Univ Revs BAB, 5.260%, 04/01/2024		10,000	10,031
Lake Station, IN, Multi Sch Bldg. Corp., Series B, 4.000%, 07/15/2022		50,000	51,039
Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, 07/15/2023		50,000	52,343
Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, 07/15/2029		40,000	43,085
Portage, IN, Industry Redevelopment District Tax, 7.250%, 07/15/2024		20,000	20,153
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, 02/01/2026		25,000	25,292

			620,672

Iowa - 0.52%
Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023		59,000	59,966

Maryland - 1.06%
Baltimore City Board of School Commissioners City Schools Revenue Bonds, Series 2011, 5.692%, 12/15/2025		100,000	122,992

Minnesota - 0.88%
University of Minnesota, 2.485%, 08/01/2021		100,000	101,406

Mississippi - 0.04%
Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/2021		5,000	5,121

Missouri - 0.61%
County of St. Louis, MO, 5.450%, 12/01/2031		50,000	50,000
Kansas City, MO Taxable Gen Obl Series B, 5.050%,0 2/01/2023		20,000	20,063

			70,063

New Jersey - 1.45%
City of Wildwood, NJ, 4.000%, 11/01/2021		100,000	102,185
Hudson County, NJ 6.890%, 03/01/2026		65,000	65,870

			168,055

New York - 3.53%
City of New York, NY, 1.980%, 08/01/2023		150,000	155,004
Erie County, NY Tobacco Asset Corp., 6.000%, 06/01/2028		50,000	50,041
Nassau County, NY Series F, 6.800%, 10/01/2027		75,000	75,317
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, 08/01/2023		125,000	128,785

			409,147

Ohio - 3.41%
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, 12/01/2025		60,000	72,460
City of Avon, OH General Obligation Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, 12/01/2025		100,000	100,199
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, 10/01/2026		30,000	28,446
JobsOhio Beverage System Statewide Senior Lien Liquor Profits Taxable Revenue Refunding Bonds, Series 2020A, 2.268%, 01/01/2028		125,000	132,286
Montgomery, OH Special Obligation Revenue Bond, 4.000%, 10/01/2027		60,000	61,107

			394,498

Oklahoma - 0.24%
Garfield County, OK, 6.000%, 09/01/2024		25,000	27,688

Oregon - 0.25%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, 06/30/2024		25,000	29,179

Pennsylvania - 1.72%
East Norriton Plymouth Whitpain Joint Sewer Authority 1.832%, 08/01/2028		200,000	199,460

Texas - 1.67%
Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, 11/15/2023		20,000	21,228
City of Irving, TX, 5.657%, 08/15/2023		25,000	26,620
North Texas Tollway Authority, 8.410%, 02/01/2030		50,000	67,323
Reeves Cnty., TX Cops Taxable - Lease Rentals, 6.375%, 12/01/2021		40,000	40,958
Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, 10/01/2023		35,000	37,228

			193,357

Wisconsin - 0.35%
Public Finance Authority, WI, 5.750%, 06/01/2023		45,000	40,790

Total Municipal Bonds		(Cost $ 2,997,619)	3,040,529

Preferred Securities - 5.93%

Asset Management - 0.64%
B Riley Financial, Inc., 6.50%, 09/30/2026		3,000	74,190

National Commercial Banks - 0.00%
BAC Capital Trust XIII Series F, 4.000% (3) (6)		100,000	97,500
PNC Financial Services Group, Inc., 2.47688%, 3M USD LIBOR + 0.57%, 06/01/2028 (5)		150,000	141,763
USB Capital IX, 3.500%, 3M USD LIBOR + 1.02%, 04/23/2020 (5)		200,000	191,472

			430,735

State Commercial Banks - 0.69%
Medallion Bank Utah Series F, 8.000%, SOFR + 6.46%, 04/01/2025 (5)		4,000	79,840

Telephone Communications (No Radio Telephone) - 0.88%
US Cellular Corp., PFD 6.950%, 05/15/2060		4,000	102,200

Total Preferred Securities		(Cost $ 686,507)	686,965

Structured Note - 3.88% (4)

National Commercial Banks - 2.00%
Bank of America Corp., 0.808%, 06/24/2030 (5)	64,206	82,000	76,670
Bank of America Corp., 0.556%, 07/14/2031 (5)	62,960	80,000	62,400
Key Corp., 2.64938, 3M USD LIBOR + 0.740%, 07/01/2028 (5)	92,750	100,000	92,599

			231,669

Security Brokers, Dealers & Flotation Companies - 1.88%
Goldman Sachs Group, Inc., 1.360%, 11/13/2028 (5)	96,450	120,000	119,040
Goldman Sachs Group, Inc., 1.89255%, 12/13/2028 (5)	99,000	100,000	98,500

			217,540

Total Structured Note		(Cost $ 435,988)	449,209

Money Market Registered Investment Companies - 4.86%

Federated Treasury Obligation Fund - Institutional Shares 0.01% (3)		563,082	563,082

Total Money Market Registered Investment Companies		(Cost $ 563,082)	563,082

Total Investments - 98.92%		(Cost $ 11,224,176)	11,453,704

Other Assets less Liabilities - 1.08%			124,910

Total Net Assets - 100.00%			11,578,614

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

		Investments in	Other Financial
Valuation Inputs		Securities	Instruments
Level 1 - Quoted Prices		$1,696,217	$-
Level 2 - Other Significant Observable Inputs		9,757,487	-
Level 3 - Significant Unobservable Inputs		-	-
Total		$11,453,704	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Exchange Traded Funds.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2020.

(4) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(5) Variable or floating rate security. The stated rate represents the rate at November 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

(6) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.